Note Payable (Details) - USD ($) $ in Thousands	Jun. 01, 2025	May 27, 2025	May 07, 2025	Jan. 23, 2025
Note Payable (Details) [Line Items]
Consideration payment		$ 750
Payment of termination amount			$ 16,500
Business Combination, Consideration Transferred, Equity Interest	$ 16,500
Payments to Acquire Businesses, Gross	16,500
Ryvyl EU [Member]
Note Payable (Details) [Line Items]
Business Combination, Consideration Transferred	$ 16,500
Stock Purchase Agreement [Member]
Note Payable (Details) [Line Items]
Financing Purchase Price				$ 15,000
Net Proceeds Raised In Financing To Pay First Installment Of Repurchase Price				$ 13,000
Description Of Termination Agreement				the Company, Transact Europe and the Purchaser also entered into a Termination Agreement (the “Termination Agreement”). Among other things, the Termination Agreement provided the Company with the right to terminate the January 2025 SPA and all of the transactions contemplated therein, by paying the Purchaser $16.5 million on or before 90 days after the date of execution of the January 2025 SPA (April 23, 2025).
Cost Of Damages Amount				$ 16,500
Termination Payment As Interest Expense				$ 16,500